Significant Accounting Policies - Schedule of Lease Liability (Detail) - USD ($) $ in Thousands	Jan. 01, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [line items]
Lease commitment			$ 3,785
Current portion		$ 647
Long-term portion		3,833
Lease liability		4,480
Adoption of IFRS 16 [member]
Disclosure of significant accounting policies [line items]
Extension option reasonably certain to be exercised 1	$ 1,530
Less: Discounting using the incremental borrowing rate 2	(636)
Current portion	679
Long-term portion	4,000
Lease liability	$ 4,679
Not later than 1 year [member]
Disclosure of significant accounting policies [line items]
Lease commitment			789
Lease liability		647
Later than one year and not later than five years [member]
Disclosure of significant accounting policies [line items]
Lease commitment			2,772
Lease liability		3,066
Later than 5 years [member]
Disclosure of significant accounting policies [line items]
Lease commitment			$ 224
Lease liability		$ 767